Note Payable (Details) - USD ($)	1 Months Ended	12 Months Ended
	Apr. 30, 2020	Dec. 31, 2021	Dec. 31, 2020
Note Payable (Details) [Line Items]
Interest expense		$ 54	$ 80
Paycheck Protection Program [Member]
Note Payable (Details) [Line Items]
Received amount	$ 18,900
Interest rate	1.00%
Interest-bearing unsecured	5.00%
Principal amount		18,900	18,900
Accrued interest		182	$ 174
Note payable		$ 19,082